Employee Future Benefits	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Employee Future Benefits	EMPLOYEE FUTURE BENEFITS
Fortis and each subsidiary maintain one or a combination of defined benefit pension plans and defined contribution pension plans, as well as other post-employment benefit ("OPEB") plans, including health and dental coverage and life insurance benefits, for qualifying members. The net benefit cost is detailed below.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2025	2024	2025	2024
Quarter ended June 30
Service costs	18	19	5	6
Interest costs	43	40	7	8
Expected return on plan assets	(53)	(55)	(7)	(7)
Amortization of actuarial gains	(4)	—	(6)	(5)
Amortization of past service credits/plan amendments	—	(1)	—	—
Regulatory adjustments	—	—	2	1
Net benefit cost	4	3	1	3

Year-to-date June 30
Service costs	36	37	11	12
Interest costs	86	80	15	15
Expected return on plan assets	(107)	(110)	(14)	(13)
Amortization of actuarial gains	(8)	—	(12)	(9)
Amortization of past service credits/plan amendments	—	(1)	—	—
Regulatory adjustments	(1)	—	4	1
Net benefit cost	6	6	4	6

Defined contribution pension plan expense for the three and six months ended June 30, 2025 was $16 million and $35 million, respectively (three and six months ended June 30, 2024 - $14 million and $31 million, respectively).